Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments and Contingencies
22.
Commitments and contingencies

In the normal course of business, in order to meet the needs of its customers, the Group became a party to financial instruments with off-balance sheet risk. Guarantees issued included below represent financial guarantees, where payment is not probable as at the respective reporting date, and therefore have not been recorded in the Consolidated Statements of Financial Position.

The Group’s maximum exposure to credit loss under contingent liabilities and commitments to extend credit, in the event of non-performance by the other party where all counterclaims, collateral or security prove valueless, is represented by the contractual amounts of those instruments.

The Group uses the same credit policy in undertaking contingent commitments as it does for on-balance instruments.

As at 31 December 2023 and 2024, provision for losses on contingent liabilities were KZT 35 million and KZT Nil, respectively.

The Group’s contingent liabilities and credit commitments comprised the following:

	2023	2024
	Nominal amount	Nominal amount

Commitments on loans and unused credit lines: Revocable loans	174,771	293,401
Guarantees issued and similar commitments	558	-

Total contingent liabilities and credit commitments	175,329	293,401

Commitments on loans and unused credit lines represent the Group’s revocable commitments to extend loans within unused credit line limits. Those commitments where the borrower has to apply each time it wants to draw the credit facility from unused credit lines and the Group may approve or deny the extension of the credit facility based on the borrower’s financial performance, debt service and other credit risk characteristics are considered revocable. Those commitments where the Group is contractually obligated with no conditions to extend the loan are considered to be irrevocable.

Legal proceedings

From time to time and in the normal course of business, claims against the Group are received from customers and counterparties. Management is of the belief that no material losses will be incurred and, accordingly, no provision has been made in these consolidated financial statements.

Pensions and retirement plans

Employees of the Group receive pension benefits from pension funds in accordance with the laws and regulations of the Republic of Kazakhstan. As at 31 December 2023 and 2024, the Group was not liable for any supplementary pensions, post-retirement health care, insurance benefits, or retirement indemnities to its current or former employees.

Taxes

Due to the presence in Kazakhstani commercial legislation and tax legislation in particular, of provisions allowing more than one interpretation, and also due to the practice developed in a generally unstable environment by the tax authorities of making arbitrary judgment of business activities, if a particular treatment based on management’s judgment of the Group’s business activities is to be challenged by the tax authorities, the Group may be assessed additional taxes, penalties and interest. Such uncertainty may relate to valuation of financial instruments, loss and impairment provisions and market level for deals’ pricing. The Group believes that it has already made all tax payments, and therefore no allowance has been made in the consolidated financial statements. Tax years remain open to review by the tax authorities for five years.